Shareholder Report, Average Annual Return (Details) 9046791_Putnam International Stock ETF_Single Class_TSR Annual {Single Class}	5 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Putnam International Stock ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam International Stock ETF (NAV)
Average Annual Return, Percent	(4.60%)
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	2.34%
MSCI All Country World ex-US Growth Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-US Growth Index-NR
Average Annual Return, Percent	7.23%